Financial instruments (Details 4) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Liabilities	kr 1,883,371	kr 1,737,487
Assets	1,825,371	1,749,680
U S D [Member]
IfrsStatementLineItems [Line Items]
Liabilities	594,212	613,061
Assets	208,058	56,884
E U R [Member]
IfrsStatementLineItems [Line Items]
Liabilities	201,799	23,279
Assets	69,928	34,690
N O K [Member]
IfrsStatementLineItems [Line Items]
Liabilities	45,413	2,234
Assets	38,251	20,816
Others [Member]
IfrsStatementLineItems [Line Items]
Liabilities	26,964	4,947
Assets	kr 4,757	kr 6,419